Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventory

3. Inventory

Inventory consists of finished goods, work-in-process and parts valued at the lower of cost (determined on the first-in, first-out basis) or market. We provide reserves for estimated obsolescence or unmarketable inventory equal to the difference between the cost of the inventory and the estimated market value based upon assumptions about future demand and market conditions.

Components of inventory are as follows:

	September 30, 2014	December 31, 2013
Finished goods	$637,054	$719,574
Work-in-process	452,304	361,754
Parts	2,518,037	2,339,595

	3,607,395	3,420,923
Less: Inventory reserves	207,263	74,746

Total inventory, net	$3,400,132	$3,346,177

2. Inventory

Inventory consists of finished goods, work-in-process and parts valued at the lower of cost (determined on the first-in, first-out basis) or market. We provide reserves for estimated obsolescence or unmarketable inventory equal to the difference between the cost of the inventory and the estimated market value based upon assumptions about future demand and market conditions.

Components of inventory are as follows:

	December 31, 2012	December 31, 2013
Finished goods	$195,578	$719,574
Work-in-process	252,227	361,754
Parts	2,975,297	2,339,595

	3,423,102	3,420,923
Less: Inventory reserves	86,186	74,746

Total inventory, net	$3,336,916	$3,346,177